Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance (“PVP”)

In accordance with Item 402(v) of SEC Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last five completed calendar years. In determining the Compensation Actually Paid to our principal executive officer (“PEO”) and Non-PEO NEOs reported in the table below, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2021, 2022, 2023, 2024, and 2025 calendar years. Note that for our NEOs other than our PEO, compensation is reported as an average.

					Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Compensation Table Total for Bonita I. Lee(1) ($)	Compensation Actually Paid to Bonita I. Lee(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Return on Average Assets(5)
2025	2,558,296	3,354,999	781,017	945,946	297	158	76.1	0.98%
2024	2,268,302	3,084,111	725,173	895,696	248	146	62.2	0.83%
2023	2,073,765	1,383,605	668,792	560,197	193	127	80.0	1.08%
2022	2,213,109	2,543,027	659,563	694,852	233	128	101.4	1.44%
2021	1,869,786	2,927,802	604,668	750,438	215	139	98.7	1.64%

(1)
The PEO was Bonita I. Lee for each year shown in the table above.
(2)
Non-PEO NEOs for 2021, 2022, 2023, 2024 and 2025 were Romolo C. Santarosa, Anthony Kim, Matthew D. Fuhr, and Michael Du.
(3)
The Peer Group used for this calculation was the Nasdaq U.S. Small Cap Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year for the Company and in the Nasdaq U.S. Small Cap Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. In prior years (through the year ended December 31, 2024), our peer group TSR was based on the S&P U.S. Small Cap Banks Index, which we also previously used for purposes of our stock performance graph in our Annual Report on Form 10 K. We removed the S&P U.S. Small Cap Banks Index from our stock performance graph and no longer use it as our TSR comparison group for pay versus performance disclosure. The total shareholder return for the S&P U.S. Small Cap Banks Index, our former industry peer group for 2021, 2022, 2023, 2024, and 2025 are as follows: $135.74, $125.04, $122.91, $140.90, $147.34. For each period presented, peer group cumulative total shareholder return is calculated using the same methodology described above for Company TSR.
(4)
Net Income reflected represents GAAP Net Income as reported on Form 10-K consolidated financials.
(5)
We determined Return on Average Assets (ROAA) to be the most important financial performance measure used to link Company performance to the Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.

Company Selected Measure Name	Return on Average Assets (ROAA)
Named Executive Officers, Footnote	Non-PEO NEOs for 2021, 2022, 2023, 2024 and 2025 were Romolo C. Santarosa, Anthony Kim, Matthew D. Fuhr, and Michael Du.
Peer Group Issuers, Footnote	The Peer Group used for this calculation was the Nasdaq U.S. Small Cap Banks Index,
PEO Total Compensation Amount	$ 2,558,296	$ 2,268,302	$ 2,073,765	$ 2,213,109	$ 1,869,786
PEO Actually Paid Compensation Amount	$ 3,354,999	3,084,111	1,383,605	2,543,027	2,927,802
Adjustment To PEO Compensation, Footnote

PEO Compensation

To determine the amounts in column (c) of the PVP table above, the following amounts were deducted from and added to (as applicable) the PEO’s total compensation as reported in the Summary Compensation Table (the “SCT”), in accordance with Item 402(v) of SEC Regulation S-K.

Year	SCT Total for PEO ($)	SCT Reported Equity Award Value for PEO ($)	Equity Award Adjustments for PEO ($) (1)	Compensation Actually Paid to PEO ($)

2025	2,558,296	(765,966)	1,562,669	3,354,999

(1)
Represents the year-over-year change in the fair value of equity awards to Bonita I. Lee as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	838,565	726,661	—	(2,557)	—	—	1,562,669

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions.

Non-PEO NEO Average Total Compensation Amount	$ 781,017	725,173	668,792	659,563	604,668
Non-PEO NEO Average Compensation Actually Paid Amount	$ 945,946	895,696	560,197	694,852	750,438
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEO Compensation

To determine the amounts in column (e) in the PVP table, the following amounts were deducted from and added to (as applicable) our Non-PEO NEO’s average total compensation as reported in the SCT, in accordance with Item 402(v) of SEC Regulation S-K.

Year	Average SCT Total for Non-PEO NEOs ($)	Average SCT Reported Equity Award Value for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	781,017	(159,147)	324,076	945,946

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	174,230	150,869	—	(1,023)	—	—	324,076

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid (CAP) vs. Hanmi Five-year Cumulative TSR vs. Peer Five-year Cumulative TSR

The chart below sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR during the five most recently completed fiscal years, and the TSR for the NASDAQ U.S. Small Cap Banks Index over the same period.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid (CAP) vs. Net-Income

The chart below sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid (CAP) vs. Company Selected Measure (CSM): Return on Average Assets

The chart below sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Return on Average Assets during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid (CAP) vs. Hanmi Five-year Cumulative TSR vs. Peer Five-year Cumulative TSR

The chart below sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR during the five most recently completed fiscal years, and the TSR for the NASDAQ U.S. Small Cap Banks Index over the same period.

Tabular List, Table

Company-Selected Measure and Other Financial Performance Measures

The following financial performance measures are used to link Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Performance Measure

Return on Average Assets

Non-Performing Assets to Total Assets

Efficiency Ratio

Total Shareholder Return Amount	$ 297	248	193	233	215
Peer Group Total Shareholder Return Amount	158	146	127	128	139
Net Income (Loss)	$ 76,100,000	$ 62,200,000	$ 80,000,000	$ 101,400,000	$ 98,700,000
Company Selected Measure Amount	0.000098	0.000083	0.000108	0.000144	0.000164
PEO Name	Bonita I. Lee
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 2
Pay vs Performance Disclosure
Name	Non-Performing Assets to Total Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (765,966)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,562,669
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	838,565
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	726,661
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,557)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(159,147)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	324,076
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,230
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,869
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,023)